UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ------------------
Check here if Amendment [  ];     Amendment Number:

This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altima Partners LLP

Address:  23 Savile Row, 6th Floor
          London, W1S 2ET
          United Kingdom

Form 13F File Number: 28-13517

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:  Malcolm Goddard
Title: Partner
Phone: 011-44-20-7968-6400

Signature, Place, and Date of Signing:

/s/Malcolm Goddard     London, England     October 28, 2010
------------------     ---------------     ----------------
[Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
                                REPORT SUMMARY:

Number of Other Included Managers: 5

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $200,038 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  1
    --
Form 13F File Number 28-13521
Name:  Mark Donegan
       ------------

No.  2
    --
Form 13F File Number 28-13519
Name:  Altima Advisors Americas L.P.
       -----------------------------

No.  3
    --
Form 13F File Number 28-13518
Name:  Altima Services UK Limited
       --------------------------

No.  4
    --
Form 13F File Number 28-13520
Name:  Altima International Limited
       ----------------------------

No.  5
    --
Form 13F File Number 28-13522
Name:  Joseph Carvin
       -------------

                                  FORM 13F INFORMATION TABLE
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



Column 1                Column 2   Column 3  Column 4  Column 5              Column 6   Column 7   Column 8
NAME OF ISSUER          TITLE OF    CUSIP     VALUE   SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER       VOTING
                         CLASS               (x$1000)    AMT     PRN  CALL  DISTRETION  MANAGERS   AUTHORITY
                                                                                                 Sole    Shared   None
CADIZ INC               COM NEW    127537207   9,432   919,259              DEFINED       1      919,259
ICICI BANK LTD          ADR        45104G104  10,811   216,869              DEFINED       1      216,869
ICICI BANK LTD          ADR        45104G104   2,592    52,000              DEFINED    1,2,3,4    52,000
VIVO PARTICIPACOES      SPON ADR
SA                      PFD NEW    92855S200  28,002 1,030,635              DEFINED       1    1,030,635
VIVO PARTICIPACOES      SPON ADR
SA                      PFD NEW    92855S200   3,720   136,914              DEFINED    1,2,3,4   136,914
CITIGROUP INC           COM        172967101   6,693 1,711,820              DEFINED       1    1,711,820
COMPANHIA DE            SPON ADR
BEBIDAS                 PFD        20441W203   3,338    27,000              DEFINED   1,2,3,4,5   27,000
BRF-BRASIL FOODS ADR    ADR        10552T107   4,248   273,567              DEFINED   1,2,3,4,5  273,567
KUBOTA CORP             ADR        501173207   1,037    22,500              DEFINED   1,2,3,4,5   22,500
HANSEN NAT CORP         COM        411310105   3,497    75,000              DEFINED   1,2,3,4,5   75,000
WINN DIXIE STORES INC   COM NEW    974280307   1,233   173,000              DEFINED   1,2,3,4,5  173,000
CASEYS GEN STORES INC   COM        147528103   3,048    73,000              DEFINED   1,2,3,4,5   73,000
ZHONGPIN INC            COM        98952K107   2,199   135,000              DEFINED   1,2,3,4,5  135,000
AGRIUM INC              COM        008916108   5,249    70,000              DEFINED   1,2,3,4,5   70,000
ARCHER DANIELS
MIDLAND CO              COM        039483102   9,289   291,000              DEFINED   1,2,3,4,5  291,000
DEERE & CO              COM        244199105   6,989   100,159              DEFINED   1,2,3,4,5  100,159
INTREPID POTASH INC     COM        46121Y102   2,112    81,000              DEFINED   1,2,3,4,5   81,000
MOSAIC CO               COM        61945A107   4,037    68,700              DEFINED   1,2,3,4,5   68,700
POTASH CORP SASK INC    COM        73755L107   6,626    46,000              DEFINED   1,2,3,4,5   46,000
MONSANTO CO NEW         COM        61166W101   4,697    98,000              DEFINED   1,2,3,4,5   98,000
COSAN LTD               SHS A      G25343107  13,815 1,192,000              DEFINED   1,2,3,4,5 1,192,000
KRAFT FOODS INC         CL A       50075N104   5,215   169,000              DEFINED   1,2,3,4,5  169,000
DARLING INTL INC        COM        237266101   7,003   822,000              DEFINED   1,2,3,4,5  822,000
CF INDS HLDGS INC       COM        125269100   4,823    50,500              DEFINED   1,2,3,4,5   50,500
COCA COLA
ENTERPRISES, INC.       COM        191219104   5,394   174,000              DEFINED   1,2,3,4,5  174,000
KROGER CO               COM        501044101   3,223   148,810              DEFINED   1,2,3,4,5  148,810
ALLIANCE ONE INTL INC   COM        18772103      830   200,000              DEFINED   1,2,3,4,5  200,000
PICO HLDGS INC          COM NEW    693366205   4,180   140,000              DEFINED   1,2,3,4,5  140,000
TERNIUM SA              SPON ADR   880890108   9,453   289,526              DEFINED   1,2,3,4    289,526
ULTRAPAR
PARTICIPACOES S A       SP ADR
                        REP PFD    90400P101   1,446    23,621              DEFINED   1,2,3,4     23,621
VALE SA                 ADR
                        REPSTG PFD 91912E204  11,361   409,400              DEFINED   1,2,3,4    409,400
AMERICA MOVIL
SAB DE CV               SPON ADR   02364W105   7,142   133,929              DEFINED   1,2,3,4    133,929
                        L SHS
COPA HOLDINGS SA        CL A       P31076105   7,303   135,461              DEFINED   1,2,3,4    135,461

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